Rule 497(e)

Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust

Innovator Nasdaq-100 Power Buffer ETF – October	Innovator Russell 2000 Power Buffer ETF – October	Innovator MSCI EAFE Power Buffer ETF – July
Innovator MSCI Emerging Markets Power Buffer ETF – October	Innovator S&P 500 Buffer ETF – October	Innovator S&P 500 Buffer ETF – September
Innovator S&P 500 Buffer ETF – August	Innovator S&P 500 Buffer ETF – July	Innovator S&P 500 Buffer ETF – June
Innovator S&P 500 Buffer ETF – April	Innovator S&P 500 Buffer ETF – January	Innovator S&P 500 Power Buffer ETF – October
Innovator S&P 500 Power Buffer ETF – September	Innovator S&P 500 Power Buffer ETF – August	Innovator S&P 500 Power Buffer ETF – July
Innovator S&P 500 Power Buffer ETF – June	Innovator S&P 500 Power Buffer ETF – April	Innovator S&P 500 Power Buffer ETF – January
Innovator S&P 500 Ultra Buffer ETF – October	Innovator S&P 500 Ultra Buffer ETF – September	Innovator S&P 500 Ultra Buffer ETF – August
Innovator S&P 500 Ultra Buffer ETF – July	Innovator S&P 500 Ultra Buffer ETF – June	Innovator S&P 500 Ultra Buffer ETF – April
Innovator S&P 500 Ultra Buffer ETF –January	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF
Innovator Breakout Opportunities ETF	Innovator LOUP Frontier Tech ETF

(each, a Fund” and collectively, the “Funds”)

Supplement To each Fund’s Prospectus and Statement of Additional Information

October 18, 2019

Notwithstanding anything to the contrary in each Fund’s prospectus and statement of additional information, each reference to “120 North Hale Street, Suite 200” is deleted in its entirety and replaced with “109 North Hale Street”.

Please Keep This Supplement With Your Prospectus and
Statement of Additional Information For Future Reference